Annual Operating Expenses - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIPAssetManagerGrowthPortfolio-InvestorPRO - VIP Asset Manager Growth Portfolio - VIP Asset Manager Growth Portfolio - Investor Class
Apr. 29, 2023
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.75%